Share-Based Compensation - Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Options
Beginning balance (in shares)	320,856	310,856
Issuance during the year (in shares)	262,412	10,000
Ending balance (in shares)	583,268	320,856
Weighted-Average Exercise Price
Beginning balance (in dollars per share)		$ 21.37
Issuance during the year (in dollars per share)	$ 15.45	$ 9.24
Issuance during the year, Aggregate intrinsic value	$ 1,180,854	$ 27,200
Outstanding options, Aggregate intrinsic value	$ 1,207,654